[LETTERHEAD OF SIDLEY AUSTIN LLP]

November 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Large Cap Series Funds, Inc. (Securities Act File No. 333-89389;
Investment Company Act File No. 811-09637)
Post-Effective Amendment No. 21

Ladies and Gentlemen:

On behalf of BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Core Plus Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio (collectively, the “Portfolios”), series of BlackRock Large Cap Series Funds, Inc. (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 21 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Portfolios’ prospectuses into compliance with the requirements of amended Form N-1A.

On or around January 29, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 839-5856 or Ellen W. Harris at (212) 839-5583.

Very truly yours,

/s/ Gladys Chang

      Gladys Chang

Enclosures

cc:	Edward Baer
Douglas McCormack
Frank P. Bruno
John A. MacKinnon